PREPAIDS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of components of prepaids and other	The components of prepaids and other at December 31 were as follows:

	2015	2014
Inventory advances	$1,159	$639
Insurance and licenses	7,601	3,009
Other	5,419	4,178
	$14,179	$7,826